GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL
Summary of changes in goodwill

		Accumulated	Goodwill after
	Goodwill	impairment losses	Impairment losses
Balance as of January 1, 2018	14,500,381	(6,609,239)	7,891,142
(+/-) Foreign exchange effect	2,283,577	(1,062,329)	1,221,248
Balance as of December 31, 2018	16,783,958	(7,671,568)	9,112,390
(+/-) Foreign exchange effect	661,247	(304,326)	356,921
Balance as of December 31, 2019	17,445,205	(7,975,894)	9,469,311
(+/-) Foreign exchange effect	4,976,383	(2,342,175)	2,634,208
Balance as of December 31, 2020	22,421,588	(10,318,069)	12,103,519

Schedule of goodwill by segment

	2020	2019	2018
Brazil	373,135	373,135	373,135
Special Steel	3,828,841	2,969,752	2,854,888
North America	7,901,543	6,126,424	5,884,367
	12,103,519	9,469,311	9,112,390